Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	$ (5,443)	$ (30,080)	$ 11,968
Profit attributable to non-controlling interests	3,356	19,162	4,906
Income tax expense/(income)	9,689	(36,220)	(24,877)
Financial expense, net	(310,934)	(340,892)	(331,810)
Depreciation, amortization, and impairment charges	(473,638)	(439,441)	(408,604)
Total segment Adjusted EBITDA	797,100	824,388	796,123
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	(5,443)	(30,080)	11,968
Profit attributable to non-controlling interests	3,356	19,162	4,906
Income tax expense/(income)	(9,689)	36,220	24,877
Financial expense, net	310,934	340,892	331,810
Depreciation, amortization, and impairment charges	473,638	439,441	408,604
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	24,304	18,753	13,958
Total segment Adjusted EBITDA	$ 797,100	$ 824,388	$ 796,123